Acquisitions, Divestitures and Discontinued Operations	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions, Divestitures and Discontinued Operations
. Acquisitions, Divestitures and Discontinued Operations
Business Acquisitions
The Company continually evaluates potential acquisitions that either strategically fit within the Company’s existing portfolio or expand the Company’s portfolio into new product lines or adjacent markets. The Company has completed a number of acquisitions that have been accounted for as business combinations and have resulted in the recognition of goodwill in the Company's financial statements. This goodwill includes the know-how of the assembled workforce, the ability of the workforce to further improve technology and product offerings, and the expected cash flows resulting from these efforts. Goodwill may also include expected synergies resulting from the complementary strategic fit these businesses bring to existing operations. The business acquisitions discussed below are included in the Company’s results of operations from their respective dates of acquisition.
2017 Business Acquisitions
Kigre, Inc. (Kigre). On December 18, 2017, the Company acquired Kigre, Inc., renamed L3 Kigre, Inc., for a purchase price of $13 million, which was financed with cash on hand. Kigre designs, manufactures, markets and distributes laser glass, filter glass and laser transmitter solutions involving rare earth elements. The goodwill recognized for this business was $9 million, which was assigned to the ISRS segment, and is not expected to be deductible for income tax purposes. The final purchase price is subject to customary adjustments for final working capital. The final purchase price allocation, which is expected to be completed in the second quarter of 2018, will be based on final appraisals and other analysis of fair values of acquired assets and liabilities. The Company does not expect that differences between the preliminary and final purchase price allocation will have a material impact on its results of operations or financial position.
Escola De Aviacao Aerocondor, S.A. (G-Air). On October 27, 2017, the Company acquired Escola De Aviacao Aerocondor, S.A., renamed G-Air, Inc., for a purchase price of $13 million, which was financed with cash on hand. G-Air is a European airplane and helicopter training academy located in Cascais, Portugal. The goodwill recognized for this business was $12 million, which was assigned to the Electronic Systems segment, and is not expected to be deductible for income tax purposes. The final purchase price allocation, which is expected to be completed in the second quarter of 2018, will be based on final appraisals and other analysis of fair values of acquired assets and liabilities. The Company does not expect that differences between the preliminary and final purchase price allocation will have a material impact on its results of operations or financial position.
Doss Aviation, Inc. (Doss Aviation). On September 12, 2017, the Company acquired Doss Aviation, Inc., which has been renamed L3 Doss Aviation, Inc. Doss Aviation is the sole provider of initial flight training for U.S. Air Force (USAF) pilots and offers curriculum coursework and flight training for both fixed-wing and unmanned aircraft pilots and weapons officers from its full-service, turnkey training facility. Doss Aviation also provides instructor pilots for rotary-wing aircraft for the U.S. Army, as well as global airfield service support activities at U.S. government bases, including aircraft and bulk refueling services and aircraft component repair and modification. The strength of Doss Aviation’s military training, combined with the Company’s existing training solutions, increases the Company’s position to support customers’ growing demand for trained international military and commercial pilots. The acquisition was financed with cash on hand. The goodwill recognized for this business was $37 million, which was assigned to the Electronic Systems segment, of which $13 million is expected to be deductible for income tax purposes. The final purchase price is subject to customary adjustments for final working capital. The final purchase price allocation, which is expected to be completed in the second quarter of 2018, will be based on final appraisals and other analysis of fair values of acquired assets and liabilities. The Company does not expect that differences between the preliminary and final purchase price allocation will have a material impact on its results of operations or financial position.
Adaptive Methods, Inc. (Adaptive Methods). On September 8, 2017, the Company acquired Adaptive Methods, Inc., renamed L3 Adaptive Methods, Inc., for a purchase price of $33 million, which was financed with cash on hand. Adaptive Methods delivers Undersea Warfare (USW) and Anti-Submarine Warfare capabilities for U.S. military customers and develops autonomy and sensor payload solutions for use by Unmanned Undersea Vehicles (UUVs). The acquisition provides the Company with an innovative UUV autonomy technology that will broaden its capabilities in the dynamic and growing undersea market. The acquisition was financed with cash on hand. The goodwill recognized for this business was $28 million, which was assigned to the ISRS segment, all of which is expected to be deductible for income tax purposes. The final purchase price is subject to customary adjustments for final working capital. The final purchase price allocation, which is expected to be completed in the second quarter of 2018, will be based on final appraisals and other analysis of fair values of acquired assets and liabilities. The Company does not expect that differences between the preliminary and final purchase price allocation will have a material impact on its results of operations or financial position.
Open Water Power, Inc. (Open Water Power). On May 19, 2017, the Company acquired Open Water Power, Inc., which has been renamed L3 Open Water Power, Inc. Open Water Power develops safe and high-energy-density undersea power generation technologies for use by UUVs and other maritime platforms. The acquisition enhances the Company’s growing portfolio of innovative undersea capabilities. The acquisition was financed with cash on hand. The purchase price is subject to additional contingent consideration not to exceed $17 million and is based on Open Water Power’s post-acquisition milestone achievements for the four-year period ending December 31, 2021. The Company recorded a $14 million liability on the acquisition date for the fair value of the contingent consideration. The goodwill recognized for this business was $25 million, which was assigned to the C&NS segment, and is not expected to be deductible for income tax purposes. The Company also recognized indefinite-lived intangible assets of $65 million for in-process research and development (IPR&D) costs. The purchase price and purchase price allocation of Open Water Power was finalized as of December 31, 2017, with no significant changes to preliminary amounts.
OceanServer Technology, Inc. (OceanServer). On March 17, 2017, the Company acquired OceanServer Technology, Inc., which has been renamed L3 OceanServer, Inc. OceanServer develops and manufactures autonomous, lightweight UUVs. OceanServer provides highly capable UUVs to a wide array of military, commercial and international customers. The acquisition was financed with cash on hand. The goodwill recognized for this business was $19 million, which was assigned to the C&NS segment, all of which is expected to be deductible for income tax purposes. The purchase price and purchase price allocation of OceanServer was finalized as of September 29, 2017, with no significant changes to preliminary amounts.
Explosive Trace Detection business of Implant Sciences. On October 10, 2016, the Company entered into an asset purchase agreement (APA) to acquire the explosive trace detection (ETD) business of Implant Sciences Corporation (Implant), at which time Implant entered into Chapter 11 bankruptcy protection of the U.S. Bankruptcy Code. In December 2016, Implant received U.S. Bankruptcy Court approval to consummate the APA. The ETD business bolsters the Company’s leadership in efficient, scalable security solutions and greatly enhances its capabilities in the global aviation security and national security markets. On January 5, 2017, the Company completed the acquisition of the ETD business for a purchase price of $118 million, in addition to the assumption of specified liabilities, which was financed with cash on hand. The goodwill recognized for this business was $80 million, which was assigned to the Electronic Systems segment, all of which is expected to be deductible for income tax purposes. The purchase price and purchase price allocation of the ETD business was finalized as of December 31, 2017, with no significant changes to preliminary amounts.
Net sales and income before income taxes for Kigre, G-Air, Doss Aviation, Adaptive Methods, Open Water Power, OceanServer and the ETD business, included in L3’s consolidated statement of operations for the year ended December 31, 2017, are presented in the table below.

Year Ended December 31, 2017
(in millions)
Net sales	$80
Loss before income taxes	$(1)

2016 Business Acquisitions
MacDonald Humfrey (Automation) Limited. On November 22, 2016, the Company acquired MacDonald Humfrey (Automation) Limited, which has been renamed L3 MacDonald Humfrey (MacH), for a purchase price of £263 million (approximately $327 million). The purchase price is subject to additional, contingent consideration not to exceed £30 million (approximately $38 million) and is based on MacH’s post-acquisition financial performance for the three-year period ending December 31, 2019. The Company recorded a £21 million (approximately $26 million) liability on the acquisition date for the fair value of the contingent consideration. The acquisition was funded from cash on hand and revolving credit borrowings that were repaid before the end of 2016. The purchase price and purchase price allocation of MacH was finalized as of December 31, 2017, with no significant changes to preliminary amounts. MacH is a globally recognized leader in the deployment of operationally effective and efficient aviation checkpoint security solutions, as well as in the development of state-of-the-art process automation and collaborative robotic capabilities supporting aviation and other adjacent markets. The goodwill recognized for this business was £204 million (approximately $255 million), which was assigned to the Electronics Systems reportable segment, and is not expected to be deductible for income tax purposes. The Company also recognized identifiable intangible assets of £45 million (approximately $56 million) in the aggregate, which consisted of £6 million (approximately $8 million) for trade name, £10 million (approximately $12 million) for technology and £29 million (approximately $36 million) for customer relationships. Identifiable intangible assets will be amortized over a weighted average useful life of 10 years.
Micreo Limited and Aerosim. On September 30, 2016, the Company acquired Micreo Limited (Micreo) and Flight Training Acquisitions LLC (Aerosim), in separate transactions, for an aggregate purchase price of approximately $86 million, which was financed with cash on hand. The purchase price and purchase price allocation of Micreo and Aerosim was finalized as of September 29, 2017, with no significant changes to preliminary amounts. Micreo specializes in solutions that utilize high-performance microwave, millimeter wave and photonic technology that complements the Company’s wide range of sensor products and is expected to strengthen the development of the Company’s future products in the higher Electronic Warfare (EW) radio frequency (RF) bandwidth. Micreo currently supports a variety of airborne, land and security programs in Australia. Aerosim provides innovative, portable and flexible pilot and maintenance technician training products and provides a flight school for prospective airline pilots. Aerosim’s commercial training capabilities are complementary to those offered by L3 Commercial Training Solutions. The aggregate goodwill recognized for these businesses was $59 million, which was assigned to the Electronic Systems and ISRS reportable segments, of which $6 million is expected to be deductible for income tax purposes.
Advanced Technical Materials, Inc. (ATM) Acquisition. On January 22, 2016, the Company acquired the assets of ATM for a purchase price of $27 million, which was financed with cash on hand. The purchase price and purchase price allocation of ATM was finalized as of September 23, 2016, with no significant changes to preliminary amounts. ATM develops and manufactures a broad product line of passive microwave waveguides and specialized coaxial components. The goodwill recognized for this business was $20 million, which was assigned to the C&NS reportable segment, all of which is expected to be deductible for income tax purposes.
2015 Business Acquisitions
ForceX, Inc. Acquisition. On October 13, 2015, the Company acquired ForceX, Inc., renamed L3 ForceX, for a purchase price of $61 million, which was financed with cash on hand. The purchase price and purchase price allocation of L3 ForceX was finalized as of September 23, 2016, with no significant changes to preliminary amounts. L3 ForceX specializes in ISR mission management software and geospatial application technology programs, offering an array of advanced products, including cueing system software, hardware and video algorithms, and wide-area sensor integration solutions and software. L3 ForceX’s proprietary processing, exploitation and dissemination capabilities provide an integrated tactical operational picture, allowing users to make critical decisions in real time. L3 ForceX also supports several key DoD ISR initiatives and classified programs. L3 ForceX’s customer base includes the USAF, U.S. Special Operations Command, the Naval Surface Warfare Center and a variety of DoD agencies. The goodwill recognized for this business was $53 million, which was assigned to the ISRS reportable segment, of which $52 million is expected to be deductible for income tax purposes.
CTC Aviation Group Acquisition. On May 27, 2015, the Company acquired CTC Aviation Group, renamed L3 CTC Ltd. (L3 CTC), for a purchase price of £153 million (approximately $236 million), which was financed with cash on hand. The purchase price and purchase price allocation of L3 CTC was finalized as of June 24, 2016, with no significant changes to preliminary amounts. L3 CTC is a global airline pilot training and crew resourcing specialist, based in the United Kingdom, which offers customized and innovative solutions to major airlines and flight training customers globally. L3 CTC expands L3’s commercial aviation training business to encompass a growing portfolio of airline and third-party training company customers. The goodwill recognized for this business was £118 million (approximately $182 million), which was assigned to the Electronic Systems reportable segment, and is not expected to be deductible for income tax purposes.
MITEQ, Inc. Acquisition. On January 21, 2015, the Company acquired the assets of MITEQ, Inc. (Miteq) for a purchase price of $41 million, which was financed with cash on hand. The purchase price and purchase price allocation of Miteq was finalized as of September 25, 2015, with no significant changes to preliminary amounts. Miteq was combined with the Company’s Narda Microwave-East business and the new organization was re-named L3 Narda-Miteq. Miteq offers a broad product line of active and passive RF microwave components and low-power satellite communications (SATCOM) products for space and military applications that complement the existing Narda Microwave East product line. The combined L3 Narda-Miteq business provides products for the DoD, other U.S. Government agencies, prime contractors and commercial customers. The goodwill recognized for this business was $11 million, of which $4 million is expected to be deductible for income tax purposes. The goodwill was assigned to the C&NS reportable segment.
Unaudited Pro Forma Statements of Operations Data
The following unaudited pro forma Statements of Operations data present the combined results of the Company and its business acquisitions completed during the years ended December 31, 2017 and 2016 assuming that the business acquisitions completed during 2017 and 2016 had occurred on January 1, 2016 and January 1, 2015, respectively. The unaudited pro forma Statements of Operations data below include adjustments for additional amortization expense related to acquired intangible assets and depreciation assuming the 2017 and 2016 acquisitions had occurred on January 1, 2016 and January 1, 2015, respectively.

	Year Ended December 31,
	2017	2016
	(in millions, except per share data)
Pro forma net sales	$9,638	$9,493
Pro forma income from continuing operations attributable to L3	$753	$621
Pro forma net income attributable to L3	$677	$712
Pro forma diluted earnings per share from continuing operations	$9.46	$7.88
Pro forma diluted earnings per share	$8.51	$9.03

The unaudited pro forma results disclosed in the table above are based on various assumptions and are not necessarily indicative of the results of operations that would have occurred had the Company completed these acquisitions on the dates indicated above.
Business Divestitures
2017 Divestitures
During the year ended December 31, 2017, the Company completed the sales of the CTC Aviation Jet Services Limited (Aviation Jet Services) business, the L3 Coleman Aerospace (Coleman) business and the Display Product Line. The table below presents pre-tax (loss) gain recognized, the proceeds received and net sales included in continuing operations from these divestitures.

	Year Ended December 31, 2017
	Pre-Tax (Loss) gain	Proceeds Received	Net Sales
	(in millions)
Aviation Jet Services divestiture	$(5)	$1	$1
Coleman divestiture	(3)	17	9
Display Product Line divestiture	4	7	—
Total	$(4)	$25	$10

Aviation Jet Services Divestiture. On March 1, 2017, the Company divested its Aviation Jet Services business for a sales price of £1 million (approximately $1 million). Aviation Jet Services provided non-core aircraft management and operational services as part of commercial training solutions based in the United Kingdom and was included in the Electronic Systems segment.
Coleman Divestiture. On February 24, 2017, the Company divested its Coleman business for a sales price of $15 million. Coleman provided air-launch ballistic missile targets and was included in the Electronic Systems segment.
Display Product Line Divestiture. On February 23, 2017, the Company divested its Display Product Line for a sales price of $7 million. The Display Product Line provided cockpits to various military aircraft and was included in the Electronic Systems segment.
2016 Divestitures
NSS. On February 1, 2016, the Company completed the sale of its NSS segment to CACI International Inc. for a sales price of $547 million. See Discontinued Operations below for additional information.
2015 Business Divestitures
During the year ended December 31, 2015, the Company completed the sales of Marine Systems International (MSI), Broadcast Sports Inc. (BSI), the Tinsley Product Line and Klein Associates, Inc. (Klein). The table below presents pre-tax loss recognized, the proceeds received and net sales included in continuing operations from these business divestitures.

	Year Ended December 31, 2015
	Pre-Tax Loss	Proceeds Received	Net Sales
	(in millions)
MSI divestiture	$(17)	$318	$185
BSI divestiture	(4)	26	7
Tinsley Product Line divestiture	(8)	4	9
Klein divestiture	(2)	10	8
Total	$(31)	$358	$209

MSI Divestiture. On May 29, 2015, the Company completed the sale of its MSI business to Wärtsilä Corporation for a sales price of €295 million (approximately $318 million), in addition to the assumption by Wärtsilä Corporation of approximately €60 million of MSI employee pension-related liabilities. The sales price was finalized as of June 24, 2016, with no significant changes to preliminary amounts. MSI was a sector within the Company’s Electronic Systems segment, primarily selling to the commercial shipbuilding industry.
BSI Divestiture. On April 24, 2015, the Company divested its BSI business for a sales price of $26 million. BSI provided wireless technology and communications systems services for use in the field of sports television broadcasting, and was included in the ISRS segment.
Tinsley Product Line Divestiture. On July 27, 2015, the Company divested its Tinsley Product Line for a sales price of $4 million. Tinsley provided optical components, sub-assemblies and passive sub-systems and was included in the ISRS segment.
Klein Divestiture. On December 31, 2015 the Company divested its Klein business for a sales price of $10 million. Klein provided side scan sonar equipment and waterside security and surveillance systems, and was included in the ISRS segment.
Net sales and income before income taxes for Aviation Jet Services, Coleman, the Display Product Line, MSI, BSI, the Tinsley Product Line and Klein, included in L3’s consolidated statements of operations, are presented in the table below on an aggregate basis, and are included in income from continuing operations for all periods presented.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Net sales	$10	$59	$259
Income before income taxes	$2	$8	$8

Discontinued Operations
Vertex Aerospace. As discussed in Note 1, on October 16, 2017, the Company’s Board of Directors approved a plan to explore strategic alternatives to sell or otherwise divest the Vertex Aerospace business. The Company expects to complete a sale in 2018. The divestiture of the Vertex Aerospace business is a strategic shift by the Company to exit the logistics solution and maintenance services business for military aircraft where the Company does not provide complex ISR systems integration and modification. The Vertex Aerospace business generated sales of $1.4 billion in 2017, $1.3 billion in 2016, and $1.2 billion in 2015. The assets and liabilities, and results of operations of the Vertex Aerospace business are reported as discontinued operations for all periods presented.
NSS. On February 1, 2016, the Company completed the sale of its NSS segment to CACI International Inc. for a sales price of $547 million. The results of operations NSS are reported as discontinued operations for all periods presented.
The table below presents the statements of operations data for Vertex Aerospace and NSS. The amounts presented in discontinued operations include allocated interest expenses for debt not directly attributable or related to L3’s other operations. Interest expense was allocated in accordance with the accounting standards for discontinued operations and were based on the ratio of their net assets to the sum of: (1) total L3 consolidated net assets and (2) L3 consolidated total debt.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Net sales	$1,429	$1,402	$2,334
Cost of sales	(1,342)	(1,357)	(2,259)
(Loss) gain related to business divestiture(1)	(1)	64	—
Goodwill impairment charges(2)	(187)	—	(909)
Operating (loss) income from discontinued operations	(101)	109	(834)
Interest expense allocated to discontinued operations	(2)	(5)	(26)
(Loss) income from discontinued operations before income taxes	(103)	104	(860)
Income tax benefit (expense)	27	(13)	128
(Loss) income from discontinued operations net of income taxes	$(76)	$91	$(732)
__________________

(1)
For the year ended December 31, 2017, the Company recognized $1 million of trailing expenses related to the sale of NSS. The year ended December 31, 2016 included a gain of $64 million (before and after income taxes) on the sale of NSS.

(2)
Due to a decline in estimated fair value, the Company recorded goodwill impairment charges for the years ended December 31, 2016 and 2015. The impairment charge of $187 million recorded during 2017 relates to Vertex Aerospace. The impairment charge of $909 million recorded during 2015 consists of: (i) $571 million related to NSS and (ii) $338 million related to Vertex Aerospace.

The major classes of assets and liabilities included in discontinued operations related to Vertex Aerospace are presented in the table below. As discussed above, since the sale of NSS was completed on February 1, 2016, the balances below do not reflect NSS. These balances have been classified as current as the sale is expected to be completed within one year and the proceeds are not expected to be used to pay down long-term debt.

	December 31, 2017	December 31, 2016
	(in millions)
Assets
Current assets	$284	$271
Property, plant and equipment, net	13	14
Goodwill	—	187
Other Intangible Assets	7	9
Other assets	2	—
Total assets of discontinued operations	$306	$481

Liabilities
Accounts payable, trade	$63	$16
Other current liabilities	131	160
Current liabilities	194	176
Long-term liabilities	32	59
Total liabilities of discontinued operations	$226	$235

Assets Held for Sale
Aerostructures. The Aerostructures businesses are classified as held for sale as of December 31, 2017. Aerostructures within the Company’s ISRS segment, primarily provides aircraft fabrication and assembly of fixed and rotary wing aero structures as well as avionics hardware and software systems to address mission critical needs. The major classes of assets and liabilities included as held for sale related to the Aerostructures businesses are presented in the table below.

December 31, 2017

Assets
Billed receivables	$14
Contracts in process	33
Total current assets	47
Property, plant and equipment, net	34
Goodwill	52
Identifiable intangible assets	2
Total assets classified as held for sale	$135

Liabilities
Accounts payable, trade	$3
Accrued employment costs	2
Accrued expenses	3
Other current liabilities	5
Total current liabilities	13
Deferred income taxes	4
Total liabilities classified as held for sale	$17